Lisa Proch Talcott Resolution Law Group 1 Griffin Road North Windsor, CT 06095-1512 Tel. 1-860-547-4390 lisa.proch@talcottresolution.com

May 28, 2019

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Division of Investment Management

RE:	Talcott Resolution Life Insurance Company
File No. 333-227928 CRC Select 1
Post-Effective Amendment No. 1

Ladies and Gentlemen:
Pursuant to the Securities Act of 1933, we are electronically filing via EDGAR a Registration Statement on Form S-1 for the above-referenced CRC Select I contract (the "Contract"). This Contract is no longer for sale. The Contract is currently registered on Form S-3, and we are filing this registration statement to transition the registration of the Contract to Form S-1 in order to rely on the exemption provided in Rule 12h-7 under the Securities Exchange Act of 1934. Rule 12h-7 exempts insurance companies from filing reports under the Securities Exchange Act of 1934 when the insurance company issues certain types of insurance products that are registered under the Securities Act and such products are regulated by state law.
Please note that the disclosure regarding the Contract in this Form S-1 registration statement has not changed compared to the currently effective Form S-3 registration statement. Please also note that the disclosure regarding our company (including our financial statements) has been incorporated by reference to our latest Annual Report on Form 10-K for the year ended December 31, 2018 and to our Quarterly Report on Form 10-Q for the quarter ended March 31, 2019. Accordingly, we respectfully request that the Commission staff afford this Form S-1 registration statement selective review in accordance with the Securities Act Release No. 6510 (February 15, 1984).  We represent that the materiality of the changes from the currently-effective registration statement is consistent with the materiality of changes that would otherwise qualify for filing under paragraph (b) of Rule 485 under the Securities Act of 1933 if Form S-1 registration statements were eligible for filing under Rule 485.
If you have any questions, please contact me at 860-547-4390.
Very truly yours,
/s/ Lisa Proch
Lisa Proch
General Counsel
Enclosure